Shareholder Report, Holdings (Details)	May 31, 2024
Columbia Commodity Strategy Fund (Class A) | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Columbia Commodity Strategy Fund (Class A) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Columbia Commodity Strategy Fund (Class A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Commodity Strategy Fund (Class A) | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Commodity Strategy Fund (Class A) | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Commodity Strategy Fund (Class A) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Commodity Strategy Fund (Class A) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Commodity Strategy Fund (Class A) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Commodity Strategy Fund (Class A) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Commodity Strategy Fund (Class A) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Commodity Strategy Fund (Class A) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Commodity Strategy Fund (Advisor Class) | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Columbia Commodity Strategy Fund (Advisor Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Columbia Commodity Strategy Fund (Advisor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Commodity Strategy Fund (Advisor Class) | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Commodity Strategy Fund (Advisor Class) | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Commodity Strategy Fund (Advisor Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Commodity Strategy Fund (Advisor Class) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Commodity Strategy Fund (Advisor Class) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Commodity Strategy Fund (Advisor Class) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Commodity Strategy Fund (Advisor Class) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Commodity Strategy Fund (Advisor Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Commodity Strategy Fund (Institutional Class) | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Columbia Commodity Strategy Fund (Institutional Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Columbia Commodity Strategy Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Commodity Strategy Fund (Institutional Class) | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Commodity Strategy Fund (Institutional Class) | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Commodity Strategy Fund (Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Commodity Strategy Fund (Institutional Class) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Commodity Strategy Fund (Institutional Class) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Commodity Strategy Fund (Institutional Class) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Commodity Strategy Fund (Institutional Class) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Commodity Strategy Fund (Institutional Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Commodity Strategy Fund (Institutional 2 Class) | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Columbia Commodity Strategy Fund (Institutional 2 Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Columbia Commodity Strategy Fund (Institutional 2 Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Commodity Strategy Fund (Institutional 2 Class) | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Commodity Strategy Fund (Institutional 2 Class) | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Commodity Strategy Fund (Institutional 2 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Commodity Strategy Fund (Institutional 2 Class) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Commodity Strategy Fund (Institutional 2 Class) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Commodity Strategy Fund (Institutional 2 Class) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Commodity Strategy Fund (Institutional 2 Class) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Commodity Strategy Fund (Institutional 2 Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Commodity Strategy Fund (Institutional 3 Class) | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Columbia Commodity Strategy Fund (Institutional 3 Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Columbia Commodity Strategy Fund (Institutional 3 Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Commodity Strategy Fund (Institutional 3 Class) | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Commodity Strategy Fund (Institutional 3 Class) | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Commodity Strategy Fund (Institutional 3 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Columbia Commodity Strategy Fund (Institutional 3 Class) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Commodity Strategy Fund (Institutional 3 Class) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Commodity Strategy Fund (Institutional 3 Class) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Commodity Strategy Fund (Institutional 3 Class) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Commodity Strategy Fund (Institutional 3 Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%